ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Consideration Transferred, Fair Value of Assets Acquired and Liabilities Assumed
The following summarizes the consideration transferred, fair value of assets acquired and liabilities assumed as of the acquisition date:

US$ MILLIONS
Fair value of consideration transferred:
Cash	$2,525
BAM Shares transferred by the Company	1,111
Fair value of the Company’s pre-existing reinsurance agreement effectively settled	(541)
Fair value of the Company’s pre-existing interest in AEL	897
Total	$3,992
Assets acquired:
Investments	$42,960
Cash and cash equivalents	13,367
Accrued investment income	414
Value of business acquired	9,321
Reinsurance recoverables and deposit assets	6,851
Property and equipment	42
Intangible assets	1,540
Other assets	671
Total assets acquired	75,166
Liabilities assumed:
Future policy benefits	311
Policyholders’ account balances	61,473
Market risk benefits	3,023
Notes payable	768
Non-recourse borrowings	84
Funds withheld for reinsurance liabilities	3,371
Other liabilities	2,093
Total liabilities assumed	71,123
Less: Non-controlling interest	713
Net assets acquired	3,330
Goodwill	$662
The following summarizes the consideration transferred, as well as the fair value of assets acquired and liabilities assumed as of the acquisition date, the valuation of which was finalized in the fourth quarter of 2024:

US$ MILLIONS
Cash consideration transferred	$1,059
Assets acquired:
Investments	$3,460
Cash and cash equivalents	713
Accrued investment income	17
Value of business acquired	176
Reinsurance funds withheld	20
Premiums due and other receivables	332
Ceded unearned premiums	388
Deferred tax asset	68
Reinsurance recoverables	2,982
Property and equipment	85
Intangible assets	186
Other assets	166
Total assets acquired	8,593
Liabilities assumed:
Policy and contract claims	5,591
Unearned premium reserve	986
Non-recourse borrowings	369
Other liabilities	451
Total liabilities assumed	7,397
Less: Non-controlling interest	137
Net assets acquired	$1,059